Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Segment information
Revenues (based on location at which the sale originated):	$ 814,318	$ 1,158,898	$ 1,448,476
Long-lived assets (all non-current assets):	55,869	55,169	63,343
Americas
Segment information
Revenues (based on location at which the sale originated):	355,340	533,580	770,249
Long-lived assets (all non-current assets):	8,475	8,703	8,967
United Kingdom
Segment information
Revenues (based on location at which the sale originated):	133,618	235,352	248,296
Long-lived assets (all non-current assets):	27,706	28,891	33,695
Malaysia
Segment information
Revenues (based on location at which the sale originated):	322,631	388,780	428,597
Long-lived assets (all non-current assets):	15,554	16,659	19,618
Other
Segment information
Revenues (based on location at which the sale originated):	2,729	1,186	1,334
Long-lived assets (all non-current assets):	$ 4,134	$ 916	$ 1,063